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                         PIA Variable Annuity Account I
                     The Penn Insurance and Annuity Company
                           Statement of Certification
                            Pursuant to Rule 497(j)


The Registrant hereby certifies that the form of the Prospectus and Statement of Additional Information, that would have been filed under Paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-4 (File No. 33-83120) which was filed electronically on Thursday, April 23, 1998 (Accession No. 0001036050-98-000668).



                         PIA VARIABLE ANNUITY ACCOUNT I
                         BY:  THE PENN INSURANCE AND ANNUITY COMPANY

Dated: May 4, 1998       By /s/ Richard F. Plush
                           ------------------------------
                         Name: Richard F. Plush
                         Title: Vice President